Intangible Assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, net [Abstract]
Intangible Assets
The following table shows the Company’s intangible assets by major asset classes as of December 31, 2024:

	Year Ended
	December 31, 2023	December 31, 2024
Brand	$—	$279,173
Customer relationship	—	10,304,898
Order backlog	—	8,409,416
Favorable contract	—	270,467
Licenses, software	—	41,791
Concessions	—	17,858
Intangible assets, net	$—	$19,323,603

The following table reflects the gross carrying amount and accumulated amortization as of December 31, 2024:

	Gross carrying amount	Accumulated amortization	Net carrying amount
Brand	$280,071	$898	$279,173
Customer relationship	10,322,102	17,204	10,304,898
Order backlog	8,467,319	57,903	8,409,416
Favorable contract	272,740	2,273	270,467
Licenses, software	41,791	—	41,791
Concessions	17,858	—	17,858
Total intangible assets	$19,401,881	$78,278	$19,323,603